Financial assets at fair value through other comprehensive income (Table)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income

	Barclays Bank Group
	2022	2021
	£m	£m
Debt securities and other eligible bills	44,861	45,854
Equity securities	1	1
Loans and advances	222	53
Financial assets at fair value through other comprehensive income	45,084	45,908